DEI Document	Aug. 28, 2019
DEI [Abstract]
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Aug. 28, 2019
Entity Registrant Name	DIAMONDBACK ENERGY, INC.
City Area Code	432
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-35700
Entity Tax Identification Number	45-4502447
Entity Address, Address Line One	500 West Texas
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Midland,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
Trading Symbol	FANG
Security Exchange Name	NASDAQ
Entity Central Index Key	0001539838